Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table provides additional information related to the Company’s prepaid expenses and other current assets as of (in thousands):

	December 31, 2020	December 31, 2019

Warrants receivable (see Note 16)	$13,542	$-
Tax credits	1,884	2,228
Prepaid expenses	1,897	587
Other current assets	917	198

Total	$18,240	$3,013